Avant

Gold Bullion Strategy

VP Fund

a series of Northern Lights Variable Trust

Class 1 shares

Class 2 shares

Supplement dated December 8, 2011

to the Prospectus dated April 29, 2011, as revised November 1, 2011

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Effective immediately, in addition to investing in Gold bullion-related derivatives indirectly through Underlying Funds, exchange-traded funds and exchange-traded notes, the Fund may invest in Gold bullion-related derivatives directly or through its wholly-owned subsidiary.  Gold bullion-related derivatives include over-the-counter or exchange-traded forward contracts, futures contracts, options contracts or swap contracts linked to the price of Gold bullion.  Any contradictory disclosures in the Prospectus and Statement of Additional Information should be disregarded.

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This Supplement, the Prospectus and Statement of Additional Information both dated April 29, 2011, and both as revised November 1, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and Statement of Additional Information both dated April 29, 2011, and both as revised November 1, 2011, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-727-5651.